Business acquisition and deconsolidation - Allocation of the purchase price (Details) - Gaipu (Shanghai) Commercial Co., Ltd. ¥ in Thousands	1 Months Ended
Feb. 28, 2023 CNY (¥)
Business acquisition and deconsolidation
Total cash consideration	¥ 176,385
Total assets	960,230
Total liabilities	(780,377)
Total net assets	179,853
Gain on acquisition of a subsidiary	¥ (3,468)
Business Combination, Bargain Purchase, Gain, Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) On Disposition Or Acquisition Of Stock In Subsidiary